Subsequent Events (Details) (USD $)	7 Months Ended
	Aug. 05, 2013 Box Ships Inc.	Jul. 31, 2013 M/V Coral Seas and M/V Deep Seas
Subsequent Event [Line Items]
Cash received from early termination of contract		$ 2,250,000
Loan pre-payment from affiliate	5,000,000
Loan to affiliate - balance	$ 6,000,000